INCOME TAX (Restated, see Note 2) - Income tax provision (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Federal
Deferred								$ (4,137,000)
State and Local
Deferred								(1,645,000)
Valuation allowance							$ 9,100,000	2,200,000
Total (benefit from) provision for income taxes				$ 17,000	$ 2,236,000		$ 2,039,000	$ (5,404,000)
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Federal
Deferred						$ (465,518)
State and Local
Valuation allowance						$ 465,518
Total (benefit from) provision for income taxes	$ 0	$ 8,714	$ 8,714	$ 0